RBC FUNDS TRUST
RBC BlueBay Funds
RBC BlueBay Emerging Market Debt Fund
RBC BlueBay High Yield Bond Fund
RBC BlueBay Global
Bond
Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated June 11, 2021 to the RBC BlueBay Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated January 28, 2021, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
Effective June 11, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Dat e:

1.
In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.

2.	In the “Shareholder Information—Selling Your Shares” section, all references to “redemption fee” in the chart are hereby deleted.

3.
In the “Shareholder Information—Additional Information About Purchasing and Selling Shares” section, the last sentence of the “Minimum Account Size for Class I and Class A Shares” paragraph is hereby deleted.

4.	In the “Shareholder Information—Additional Information About Purchasing and Selling Shares” section, the “Redemption Fee” paragraph is hereby deleted.

5.	In the “Shareholder Information—Additional Policies on Exchanges” section, the first paragraph is hereby deleted in its entirety and replaced with the following:
The Funds reserve the right to limit exchanges. (See “Market Timing and Excessive Trading,” below.)

6.	In the “Shareholder Information—Market Timing and Excessive Trading” section, all references to “redemption fee” are hereby deleted.

II.	The SAI is hereby amended as follows on the Effective Dat e:

1.	In the “Additional Purchase and Redemption Information—Sales (Redemptions)” section, the fifth and sixth paragraphs are hereby deleted in their entirety.

2.	In the “Exchange of Fund Shares” section, the seventh and eighth sentences of the first paragraph are hereby deleted.

3.	In the “Taxation” section, all references to “redemption fee” are hereby deleted.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST
RBC Equity Funds
RBC SMID Cap Growth Fund
RBC Enterprise Fund
RBC Small Cap Core Fund
RBC Microcap Value Fund
RBC Small Cap Value Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated June 11, 2021 to the RBC Equity Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated January 28, 2021, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
Effective June 11, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Dat e:

1.
In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.

2.	In the “Shareholder Information—Selling Your Shares—Withdrawing Money From Your Fund Investment” section, the last paragraph is hereby deleted in its entirety and replaced with the following:
The Funds reserve the right to amend their redemption policies. Shareholders will be notified of changes.

3.	In the “Shareholder Information—Instructions for Selling Shares (Redemptions)” section, all references to “redemption fee” in the chart are hereby deleted.

4.	In the “Shareholder Information—Additional Policies on Selling Shares (Redemptions)” section, all references to “redemption fee” are hereby deleted.

5.	In the “Shareholder Information—Additional Policies on Exchanges” section, the first paragraph is hereby deleted in its entirety and replaced with the following:
The Funds reserve the right to limit exchanges. (See “Market Timing and Excessive Trading,” below.)

6.	In the “Shareholder Information—Market Timing and Excessive Trading” section, all references to “redemption fee” are hereby deleted.

II.	The SAI is hereby amended as follows on the Effective Dat e:

1.	In the “Additional Purchase and Redemption Information—Sales (Redemptions)” section, the fifth and sixth paragraphs are hereby deleted in their entirety.

2.	In the “Exchange of Fund Shares” section, the seventh and eighth sentences of the first paragraph are hereby deleted.

3.	In the “Taxation” section, all references to “redemption fee” are hereby deleted.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE